Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Interest and penalties recognized	$ 2,100,000	$ 3,100,000	$ 1,800,000
Interest and penalties accrued	2,800,000	4,900,000	8,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the period	17,549,000	24,918,000	33,408,000
Additions for tax positions related to the current year (includes currency translation adjustment)	288,000	500,000	584,000
Additions for tax positions related to prior years (includes currency translation adjustment)	156,000	145,000	37,000
Other reductions for tax positions related to prior years	3,056,000	3,050,000	3,987,000
Statutes of limitations expirations	2,481,000	3,348,000	5,124,000
Settlements	0	1,616,000
Balance at the end of the period	12,456,000	17,549,000	24,918,000
Reconciliation of Deferred Income Tax Benefits [Roll Forward]
Balance at beginning of period	(198,000)	(369,000)	(517,000)
Additions for tax positions related to the current year (includes currency translation adjustment)	(2,000)	(5,000)	(8,000)
Additions for tax positions related to prior years (includes currency translation adjustment)	(55,000)	(4,000)	2,000
Other reductions for tax positions related to prior years	0	0	0
Statutes of limitation expirations	143,000	180,000	154,000
Settlements	0	0
Balance at the end of the period	(112,000)	(198,000)	(369,000)
Reconciliation of Net Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the period	12,344,000	17,351,000	24,549,000	32,891,000
Additions for tax positions related to the current year (includes currency translation adjustment)	286,000	495,000	576,000
Additions for tax positions related to prior years (includes currency translation adjustment)	101,000	141,000	39,000
Other reductions for tax positions related to prior years	(3,056,000)	(3,050,000)	(3,987,000)
Statutes of limitation expirations	(2,338,000)	(3,168,000)	(4,970,000)
Settlements	0	(1,616,000)
Balance at the end of the period	12,344,000	17,351,000	24,549,000	32,891,000
Decrease in unrecognized tax benefits due to currency translation	1,600,000
Portion of UTB, expected to be recognized upon settlement of tax examinations and the expiration of various statutes of limitations within next twelve months	200,000
Foreign jurisdiction
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Settlements	1,500,000
Reconciliation of Net Unrecognized Tax Benefits [Roll Forward]
Decrease related to previously unrecognized tax benefits that were recognized in 2012 due to change in enacted legislation	$ 3,100,000